Organization and Description of Business (Details) - Schedule of Fincancial Statements	12 Months Ended
	Dec. 31, 2023
ReTo Eco-Solutions, Inc. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	British Virgin Islands
Ownership Percentage	Parent
REIT Holdings (China) Limited (“REIT Holdings”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Hong Kong, China
Ownership Percentage	100%
Sunoro Holdings Limited (“Sunoro Holdings”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Hong Kong, China
Ownership Percentage	100%
Beijing REIT Technology Development Co., Ltd. (“Beijing REIT”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Beijing, China
Ownership Percentage	100%
Beijing REIT Equipment Technology Co., Ltd. (“REIT Equipment”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Beijing, China	[1]
Ownership Percentage	100%	[1]
Hainan REIT Construction Engineering Co., Ltd. (“REIT Construction”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Haikou, China	[2]
Ownership Percentage	100%	[2]
REIT New Materials Xinyi Co., Ltd. (“Xinyi REIT”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Xinyi, China
Ownership Percentage	100%
REIT Q GREEN Machines Private Ltd (“REIT India”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	India
Ownership Percentage	51%
REIT (Xiong’an, Hebei) Eco Technology Co., Ltd. (“REIT Xiong’an”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Yancheng, China
Ownership Percentage	100%
Datong Ruisheng Environmental Engineering Co., Ltd. (“Datong Ruisheng”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Datong, China
Ownership Percentage	100%
Guangling REIT Ecological Cultural Tourism Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Datong, China
Ownership Percentage	100%
REIT Technology Development Co., Ltd (“REIT Technology”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Haikou, China
Ownership Percentage	100%
Hainan REIT Mingde Investment Holding Co., Ltd (“REIT Mingde”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Haikou, China
Ownership Percentage	100%
Yangpu Fangyuyuan United Logistics Co., Ltd. (“Fangyuyuan”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Haikou, China	[1]
Ownership Percentage	90%	[1]
Hainan Kunneng Direct Supply Chain Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Haikou, China
Ownership Percentage	51%
Hainan Yile IoT Technology Co., Ltd (“Hainan Yile IoT”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Haikou, China
Ownership Percentage	61.6%
Hainan Yile IoV Technology Research Institute Co., Ltd, (“IoV Technology Research”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Haikou, China
Ownership Percentage	90%
Ruishi Tongda Ecological Management Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Gansu, China	[2]
Ownership Percentage	70%	[2]
Honghe Ruitu Ecological Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Yunnan, China
Ownership Percentage	100%
Hainan Coconut Network Freight Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Haikou, China	[2]
Ownership Percentage	100%	[2]
Inner Mongolia GuoRui Daojing Information Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Ordos, China
Ownership Percentage	51%
Sunoro Hengda (Beijing) Technology Co., Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Beijing, China
Ownership Percentage	100%
Nanjing Dingxuan Environmental Protection Technology Development Co Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Huainan, China	[2]
Ownership Percentage	100%	[2]
Inner Mongolia Reit Echological Environment Management Co., Ltd. (“Mongolia Reit”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place of Incorporation	Ordos, China
Ownership Percentage	100%

[1]	REIT Equipment was previously known as “Beijing REIT Ecological Engineering Technology Co., Ltd.” and Hainan Fangyuyuan was previously known as “Yangpu Fangyuyuan United Logistics Co., Ltd.”
[2]	REIT Construction was dissolved on February 9, 2023. Ruishi Tongda was dissolved on March 7, 2023. HuaiNan Sunoro was dissolved subsequently on March 26, 2024. Hainan Coconut had no operation and was disposed of on September 5, 2023 for nil consideration.